RETIREMENT PLAN	12 Months Ended
Dec. 31, 2021
Nogin Inc [Member]
RETIREMENT PLAN

12.	RETIREMENT PLAN
The Company sponsors a defined contribution retirement plan (the “Plan”) under the provisions of section 401(k) of the Internal Revenue Code for the benefit of substantially all employees. The Company does not match contributions to the Plan.